CUSTOMER DEPOSITS - Deposits - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of customer deposits [line items]
Checking accounts	$ 24,579,536	$ 23,809,859
Savings accounts	79,614,904	71,149,883
Other funds on demand	347,910	430,194
Total demand deposits	104,542,350	95,389,936
Fixed term deposit certificates	96,329,827	86,597,460
Total customers deposits	200,872,177	181,987,396
Colombia, Pesos
Disclosure of customer deposits [line items]
Total customers deposits	168,771,838	154,916,985
Foreign currency
Disclosure of customer deposits [line items]
Total customers deposits	$ 32,100,339	$ 27,070,411